Revenues - Summary of Revenue By Channel for Respective Periods (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 4,298,124	$ 614,624	¥ 3,393,414	¥ 3,414,774
Sales to End Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	3,646,257		2,812,370	2,890,229
Sales to Distributor Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	641,332		572,541	514,781
Others Channels
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 10,535		¥ 8,503	¥ 9,764